CONDENSED CONSOLIDATED BALANCE SHEETS(Parenthetical) (ILS)	Jun. 30, 2013	Dec. 31, 2012
CONDENSED CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	0.01	0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	38,361,450	36,590,478
Ordinary shares, shares outstanding	38,361,450	36,590,478